Commitments and Contingencies (Contractual Obligation) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Contractual Obligation [Line Items]
2023	$ 34,179
2024	8,718
2025	2,654
2026	14
2027	8
Thereafter	0
Total Payments Required	45,573
Royalties and expenditures for licensed content of games [Member]
Contractual Obligation [Line Items]
2023	10,279
2024	5,600
2025	2,513
2026	0
2027	0
Thereafter	0
Total Payments Required	18,392
Purchase of bandwidth [Member]
Contractual Obligation [Line Items]
2023	11,555
2024	450
2025	30
2026	14
2027	8
Thereafter	0
Total Payments Required	12,057
Purchase of content and services
Contractual Obligation [Line Items]
2023	8,963
2024	329
2025	74
2026	0
2027	0
Thereafter	0
Total Payments Required	9,366
Operating lease obligations [Member]
Contractual Obligation [Line Items]
2023	3,090
2024	2,321
2025	34
2026	0
2027	0
Thereafter	0
Total Payments Required	5,445
Others [Member]
Contractual Obligation [Line Items]
2023	292
2024	18
2025	3
2026	0
2027	0
Thereafter	0
Total Payments Required	$ 313